SHARE CAPITAL - Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Share Capital Information [Abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	308,915,670	256,119,930
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	308,915,670	256,119,930